Employee benefits - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Post-employment benefit expense, defined contribution plans	$ 21,125	$ 20,664	$ 13,916